Leases	12 Months Ended
Sep. 30, 2015
Leases [Abstract]
Leases

6.	Leases.

At September 30, 2015, the total carrying value of property owned by the Company which is leased or held for lease to others is summarized as follows (in thousands):

Construction aggregates property	$35,087
Commercial property	256,129
291,216
less accumulated depreciation and depletion	72,993
$218,223

The minimum future straight-lined rentals due the Company on noncancelable leases as of September 30, 2015 are as follows: 2016 - $23,929,000; 2017 - $21,107,000; 2018 - $17,607,000; 2019 - $11,840,000; 2020 - $10,529,000; 2021 and subsequent years $31,265,000.